Note 10 - Warrants	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Warrants [text block]
10.	Warrants

Warrant continuity:

	Number of Warrants	Weighted average exercise price
Balance outstanding at March 31, 2020	7,315,711	$1.86
Broker warrants issued in overallotment	118,548	3.10
Warrants exercised during the year	(3,415,266)	1.96
Warrants outstanding at March 31, 2021	4,018,993	$1.82
Warrants expired during the year	(788,161)	3.07
Warrants exercised during the year	(266,290)	1.53
Warrants outstanding at March 31, 2022	2,964,542	$1.51
Common share purchase warrants issued in the 2022 Public Offering	13,333,334	2.39
Warrants expired during the year	(112,490)	1.75
Warrants outstanding at March 31, 2023	16,185,386	$2.23

There were no warrants exercised during the year ended March 31, 2023.

At March 31, 2023, warrants were outstanding and exercisable, enabling holders to acquire common shares as follows:

Number of Warrants	Exercise Price	Expiry Date
	$
1,549,052	1.75	July 17, 2023
1,303,000	1.20	December 31, 2023
13,333,334	US 1.85	August 9, 2027
16,185,386

Warrants outstanding and exercisable, totaling 1,549,052 due to expire on October 17, 2022, and issued on October 17, 2019, as part of a public offering of an aggregate of 5,307,693 units of the Company, were extended to July 17, 2023. In total, we incurred non-cash financing fees of $0.2 million relating to these warrants during the year ended March 31, 2023.